Leases - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease, Cost [Abstract]
Operating lease cost	$ 454,275	$ 374,956	$ 311,708
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows used in operating leases	414,715	379,510	304,419
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,338,939		$ 710,437
Weighted-average remaining lease term	3 years 3 months 21 days	6 months 29 days	1 year 1 month 6 days
Weighted average discount rate	8.49%	4.26%	4.26%